Segment Information - Specific Financial Information About Each Segment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Segment Information
Sales to External Customers:	$ 5,594	$ 6,473	$ 6,670
Operating Income (Loss):	126	424	204
Income (loss) from affiliates	70	37	(4)
Depreciation and amortization	91	92	93
Total Assets:	4,431	3,692
Investment in and Advances to Affiliates:	671	543
Capital expenditures	139	121	150
Pork
Segment Information
Sales to External Customers:	1,332	1,717	1,713
Operating Income (Loss):	116	349	148
Income (loss) from affiliates	11	4
Depreciation and amortization	44	46	43
Total Assets:	858	821
Investment in and Advances to Affiliates:	115	80
Capital expenditures	40	54	80
Commodity Trading and Milling
Segment Information
Sales to External Customers:	3,022	3,499	3,501
Operating Income (Loss):	2	54	38
Income (loss) from affiliates	(50)	(24)	(1)
Depreciation and amortization	5	5	6
Total Assets:	988	1,104
Investment in and Advances to Affiliates:	218	178
Capital expenditures	40	21	24
Marine
Segment Information
Sales to External Customers:	940	853	914
Operating Income (Loss):	19	(3)	(26)
Income (loss) from affiliates	2
Depreciation and amortization	26	25	25
Total Assets:	296	283
Investment in and Advances to Affiliates:	19	17
Capital expenditures	43	30	23
Sugar
Segment Information
Sales to External Customers:	188	200	245
Operating Income (Loss):	2	27	24
Income (loss) from affiliates	1	1	1
Depreciation and amortization	8	8	11
Total Assets:	202	198
Investment in and Advances to Affiliates:	3	3
Capital expenditures	15	14	17
Power
Segment Information
Sales to External Customers:	97	189	284
Operating Income (Loss):	7	19	43
Income (loss) from affiliates	3	2	6
Depreciation and amortization	8	8	7
Total Assets:	271	220
Investment in and Advances to Affiliates:	34	20
Capital expenditures	1	2	4
Turkey
Segment Information
Income (loss) from affiliates	103	54	(10)
Total Assets:	448	393
Investment in and Advances to Affiliates:	282	245
All Other
Segment Information
Sales to External Customers:	15	15	13
Operating Income (Loss):	2	1
Total Assets:	6	6
Segment Totals
Segment Information
Operating Income (Loss):	148	447	227
Depreciation and amortization	91	92	92
Total Assets:	3,069	3,025
Capital expenditures	139	121	148
Corporate Items
Segment Information
Operating Income (Loss):	(22)	(23)	(23)
Depreciation and amortization			1
Total Assets:	$ 1,362	$ 667
Capital expenditures			$ 2